Summary of Significant Accounting Policies (Details) - Schedule of Net (Loss) Income Per Share Presented in the Consolidated Statement of Operations - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net (Loss) Income Per Share Presented in the Consolidated Statement of Operations [Abstract]
Net (loss) income	$ (254,323)	$ (327,511)	$ 106,798	$ 451,852	$ (581,834)	$ 558,650	$ 483,430	$ (675,874)
Less: Monthly extension fees	175,000		150,000		400,000	150,000
Less: Dividend income on Trust Account to be allocated to redeemable shares	368,183		546,053		740,810	1,404,530	$ 2,134,446
Net loss excluding monthly extension fees and dividend income on Trust Account	$ (797,506)		$ (589,255)		$ (1,722,644)	$ (995,880)